Loans - Summary of Average Recorded Investment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Average recorded investment [Abstract]
Average recorded investment in impaired loans	$ 7,604	$ 6,960	$ 7,563	$ 6,634	$ 7,096	$ 7,929
1-4 Family First Lien Residential Mortgages [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	1,601	1,528	1,604	1,627	1,622	1,842
Commercial Real Estate [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	4,544	3,662	4,511	3,399	3,868	4,555
Commercial Lines of Credit [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	180	344	181	314	295	343
Other Commercial and Industrial [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	972	1,100	959	1,008	1,015	965
Home Equity and Junior Liens [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	219	227	219	220	220	224
Other Consumer [Member]
Average recorded investment [Abstract]
Average recorded investment in impaired loans	$ 88	$ 99	$ 89	$ 66	$ 76	$ 0